Note 7 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Net operating loss carryforward	$ 9,190,629	$ 7,570,014
Depreciation expense	(286,240)	(391,362)
Stock based compensation	752,617	792,991
Total deferred tax assets	9,657,006	7,971,643
Deferred Tax Assets, Valuation Allowance	(9,657,006)	(7,971,643)
Net deferred tax asset	$ 0	$ 0